UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital, LLC
           --------------------------------------------------
Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28-7486
                       -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
           --------------------------------------------------
Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut         05/14/02
       -------------------------    ---------------------------     -------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        79
                                               -------------

Form 13F Information Table Value Total:        $3,179,502
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- --------------------------
                                                            VALUE   SHRS  OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER              TITLE OF CLASS CUSIP   (x$1000) PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
------------------------------- -------------- ------- -------- --------  --- ---- ---------- -------- -------- -------- --------
AMERICREDIT CORP                PUT           03060R951   18,995    500,000  SH  PUT   SOLE               500,000
------------------------------------------------------------------------------------------------------------------------------------
ACLARA BIOSCIENCES INC          COM           00461P106    3,870  1,158,900  SH        SOLE             1,158,900
------------------------------------------------------------------------------------------------------------------------------------
ADVANCEPCS                      COM           00790K109  106,254  3,531,200  SH        SOLE             3,531,200
------------------------------------------------------------------------------------------------------------------------------------
AFFILIATED MANAGERS GROUP       COM           008252108   78,582  1,094,000  SH        SOLE             1,094,000
------------------------------------------------------------------------------------------------------------------------------------
ALKERMES INC                    COM           01642T108   59,938  2,300,000  SH        SOLE             2,300,000
------------------------------------------------------------------------------------------------------------------------------------
AMDOCS LTD                      ORD           G02602103   76,720  2,878,800  SH        SOLE             2,878,800
------------------------------------------------------------------------------------------------------------------------------------
AMERISOURCEBERGEN CORP          COM           03073E105   39,293    575,300  SH        SOLE               575,300
------------------------------------------------------------------------------------------------------------------------------------
AMGEN INC                       COM           031162100   49,021    821,400  SH        SOLE               821,400
------------------------------------------------------------------------------------------------------------------------------------
AMAZON COM INC                  PUT           023135956   27,957  1,955,000  SH  PUT   SOLE             1,955,000
------------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP           COM           036115103   19,777    457,600  SH        SOLE               457,600
------------------------------------------------------------------------------------------------------------------------------------
APOLLO GROUP INC               CL A           037604105   99,094  1,850,500  SH        SOLE             1,850,500
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM CE GEN GRP   038020202    9,301    452,600  SH        SOLE               452,600
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP                 COM AP BIO GRP   038020103   16,930    757,500  SH        SOLE               757,500
------------------------------------------------------------------------------------------------------------------------------------
ARAMARK CORP                   CL B           038521100   32,150  1,217,800  SH        SOLE             1,217,800
------------------------------------------------------------------------------------------------------------------------------------
ARGONAUT TECHNOLOGIES INC       COM           040175101    4,918  1,725,600  SH        SOLE             1,725,600
------------------------------------------------------------------------------------------------------------------------------------
ASPECT COMMUNICATIONS CORP      COM           04523Q102   15,272  3,906,000  SH        SOLE             3,906,000
------------------------------------------------------------------------------------------------------------------------------------



AVON PRODS INC                  COM           054303102   61,170  1,126,100  SH        SOLE             1,126,100
------------------------------------------------------------------------------------------------------------------------------------
BED BATH & BEYOND INC           COM           075896100   51,712  1,532,200  SH        SOLE             1,532,200
------------------------------------------------------------------------------------------------------------------------------------
BIOJECT MED TECH INC            COM NEW       09059T206    1,976    513,161  SH        SOLE               513,161
------------------------------------------------------------------------------------------------------------------------------------
BOYDS COLLECTION LTD            COM           103354106   21,050  3,213,700  SH        SOLE             3,213,700
------------------------------------------------------------------------------------------------------------------------------------
CAREER EDUCATION CORP           COM           141665109   90,429  2,283,550  SH        SOLE             2,283,550
------------------------------------------------------------------------------------------------------------------------------------
CATALINA MARKETING CORP         COM           148867104   69,146  1,894,400  SH        SOLE             1,894,400
------------------------------------------------------------------------------------------------------------------------------------
CDW COMPUTER CTRS INC           COM           125129106  113,778  2,260,200  SH        SOLE             2,260,200
------------------------------------------------------------------------------------------------------------------------------------
CHARLES RIV LABS INTL INC       COM           159864107   11,470    370,000  SH        SOLE               370,000
------------------------------------------------------------------------------------------------------------------------------------
CHOICEPOINT INC                 COM           170388102   73,440  1,275,000  SH        SOLE             1,275,000
------------------------------------------------------------------------------------------------------------------------------------
CIRCUIT CITY STORE INC          CARMAX GROUP  172737306   61,867  2,392,400  SH        SOLE             2,392,400
------------------------------------------------------------------------------------------------------------------------------------
CALPINE CORP                    PUT           131347956    4,223    332,500  SH  PUT   SOLE               332,500
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP          COM           228227104   47,123  7,129,000  SH        SOLE             7,129,000
------------------------------------------------------------------------------------------------------------------------------------
CURAGEN CORP                    COM           23126R101   11,897    740,800  SH        SOLE               740,800
------------------------------------------------------------------------------------------------------------------------------------
CYGNUS INC                      COM           232560102      774    197,940  SH        SOLE               197,940
------------------------------------------------------------------------------------------------------------------------------------
DOLLAR GEN CORP                 COM           256669102   44,666  2,743,600  SH        SOLE             2,743,600
------------------------------------------------------------------------------------------------------------------------------------
DOUBLECLICK INC                 COM           258609304    2,721    226,907  SH        SOLE               226,907
------------------------------------------------------------------------------------------------------------------------------------
ECHOSTAR COMMUNICATIONS NEW    CL A           278762109  103,116  3,641,100  SH        SOLE             3,641,100
------------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO                PUT           277461959   28,053    900,000  SH  PUT   SOLE               900,000
------------------------------------------------------------------------------------------------------------------------------------
EPOCH BIOSCIENCES INC           COM           294273107      790    378,165  SH        SOLE               378,165
------------------------------------------------------------------------------------------------------------------------------------
EXPEDITORS INTL WASH INC        COM           302130109   61,660  1,010,817  SH        SOLE             1,010,817
------------------------------------------------------------------------------------------------------------------------------------



EXPRESS SCRIPTS INC             COM           302182100   41,309    717,300  SH        SOLE               717,300
------------------------------------------------------------------------------------------------------------------------------------
FAMILY DLR STORES INC           COM           307000109   21,440    639,800  SH        SOLE               639,800
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LN MTG CORP        COM           313400301  136,404  2,152,500  SH        SOLE             2,152,500
------------------------------------------------------------------------------------------------------------------------------------
FOOT LOCKER INC                 COM           344849104   30,336  1,874,900  SH        SOLE             1,874,900
------------------------------------------------------------------------------------------------------------------------------------
GENENTECH INC                   COM NEW       368710406   67,159  1,331,200  SH        SOLE             1,331,200
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC CO                 COM           369604103   39,360  1,051,000  SH        SOLE             1,051,000
------------------------------------------------------------------------------------------------------------------------------------
GENSET SA                     SPONSORED ADR   37244T104      583    297,600  SH        SOLE               297,600
------------------------------------------------------------------------------------------------------------------------------------
HCA INC                         COM           404119109   67,160  1,523,600  SH        SOLE             1,523,600
------------------------------------------------------------------------------------------------------------------------------------
HOT TOPIC INC                   COM           441339108   19,026    910,349  SH        SOLE               910,349
------------------------------------------------------------------------------------------------------------------------------------
IMMUNOMEDICS INC                COM           452907108   14,302    754,300  SH        SOLE               754,300
------------------------------------------------------------------------------------------------------------------------------------
INSIGHT ENTERPRISES INC         COM           45765U103   39,980  1,765,900  SH        SOLE             1,765,900
------------------------------------------------------------------------------------------------------------------------------------
INTUIT                          COM           461202103   38,483  1,003,200  SH        SOLE             1,003,200
------------------------------------------------------------------------------------------------------------------------------------
IRON MTN INC PA                 COM           462846106   43,709  1,377,948  SH        SOLE             1,377,948
------------------------------------------------------------------------------------------------------------------------------------
HANCOCK JOHN FINL SVCS INC      COM           41014S106  145,386  3,806,900  SH        SOLE             3,806,900
------------------------------------------------------------------------------------------------------------------------------------
KINDER MORGAN INC KANS          COM           49455P101  132,224  2,730,200  SH        SOLE             2,730,200
------------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                      COM           500255104   40,698    572,000  SH        SOLE               572,000
------------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS INC      COM           52729N100    9,005  2,529,600  SH        SOLE             2,529,600
------------------------------------------------------------------------------------------------------------------------------------
LEXMARK INTL NEW                CL A          529771107   47,774    835,500  SH        SOLE               835,500
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACAUTICALS INC      CL B          53220K207   18,850    955,900  SH        SOLE               955,900
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORP          COM           535678106   22,867    517,117  SH        SOLE               517,117
------------------------------------------------------------------------------------------------------------------------------------
MOODYS CORP                     COM           615369105   40,985    997,200  SH        SOLE               997,200



------------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC                 COM           629568106   32,321    765,000  SH        SOLE               765,000
------------------------------------------------------------------------------------------------------------------------------------
NEORX CORP                    COM PAR $ 0.02  640520300    3,457  1,002,100  SH        SOLE             1,002,100
------------------------------------------------------------------------------------------------------------------------------------
NVR INC                         COM           62944T105    7,982     25,300  SH        SOLE                25,300
------------------------------------------------------------------------------------------------------------------------------------
OMNICARE INC                    COM           681904108   21,390    826,200  SH        SOLE               826,200
------------------------------------------------------------------------------------------------------------------------------------
OSI PHARMACEUTICALS INC         COM           671040103   24,469    625,000  SH        SOLE               625,000
------------------------------------------------------------------------------------------------------------------------------------
PATTERSON DENTAL CO             COM           703412106   18,069    413,200  SH        SOLE               413,200
------------------------------------------------------------------------------------------------------------------------------------
PAYCHEX INC                     COM           704326107   20,092    506,100  SH        SOLE               506,100
------------------------------------------------------------------------------------------------------------------------------------
PHARMACIA CORP                  COM           71713U102   59,708  1,324,500  SH        SOLE             1,324,500
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL FINANCIAL GROUP IN    COM           74251V102   40,381  1,596,100  SH        SOLE             1,596,100
------------------------------------------------------------------------------------------------------------------------------------
PROBUSINESS SERVICES INC        COM           742674104   22,776  1,055,900  SH        SOLE             1,055,900
------------------------------------------------------------------------------------------------------------------------------------
SEMTECH CORP                    COM           816850101   27,280    747,400  SH        SOLE               747,400
------------------------------------------------------------------------------------------------------------------------------------
STERICYCLE INC                  COM           858912108   21,174    338,450  SH        SOLE               338,450
------------------------------------------------------------------------------------------------------------------------------------
TARGETED GENETICS CORP          COM           87612M108      240    114,714  SH        SOLE               114,714
------------------------------------------------------------------------------------------------------------------------------------
TEKELEC                         COM           879101103   17,952  1,566,500  SH        SOLE             1,566,500
------------------------------------------------------------------------------------------------------------------------------------
TEVA PHARMACEUTICAL INDS LTD    ADR           881624209   26,127    477,900  SH        SOLE               477,900
------------------------------------------------------------------------------------------------------------------------------------
US ED INC                       COM           90390U102   82,260    841,100  SH        SOLE               841,100
------------------------------------------------------------------------------------------------------------------------------------
WEIGHT WATCHERS INTL INC NEW    COM           948626106   59,720  1,560,900  SH        SOLE             1,560,900
------------------------------------------------------------------------------------------------------------------------------------
WHITE MTNS INS GROUP LTD        COM           G9618E107   62,690    181,500  SH        SOLE               181,500
------------------------------------------------------------------------------------------------------------------------------------
WILLIAMS SONOMA INC             COM           969904101   38,627    839,900  SH        SOLE               839,900
------------------------------------------------------------------------------------------------------------------------------------
WRIGLEY WM JR CO                COM           982526105   20,039    375,900  SH        SOLE               375,900
------------------------------------------------------------------------------------------------------------------------------------



XOMA LTD                        ORD           G9825R107   19,952  2,322,700  SH        SOLE             2,322,700
------------------------------------------------------------------------------------------------------------------------------------
YAHOO INC                       PUT           984332956   16,623    900,000  SH   PUT  SOLE               900,000
------------------------------------------------------------------------------------------------------------------------------------
